Mid-Cap 1.5x Strategy Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
S&P MidCap 400® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.50%	9.12%	10.72%
Mid-Cap 1_5x Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.04%	8.37%	11.16%

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.
[2]	The S&P MidCap 400® Index is an index designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. The Index provides investors with a benchmark for mid-sized companies.